ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current
Accounts payable	$ 868	$ 849
Accrued and other liabilities	750	545
Lease liabilities	37	43
Financial liabilities	113	109
Work in progress	514	481
Provisions and decommissioning liabilities	512	502
Liabilities associated with assets held for sale	0	5
Total current	2,794	2,534
Non-current
Accounts payable	82	84
Accrued and other liabilities	317	312
Lease liabilities	247	269
Financial liabilities	1,357	1,378
Work in progress	27	20
Provisions and decommissioning liabilities	206	221
Total non-current	2,236	2,284
Financial liability recognized for proceeds received from sale and leaseback transaction	1,341	1,345
Current financial liability recognized related to sale and leaseback of hospitals	65	64
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,276	$ 1,281